Stockholders' Equity - Schedule of Warrants (Parenthetical) (Detail) - $ / shares	Jun. 30, 2023	Apr. 14, 2022
Warrants exercise price		$ 0.001
Adgero Replacement Warrants [Member]
Number	21,000
Warrants exercise price	$ 159
2017 Investor Warrants [Member]
Number	4
Warrants exercise price	$ 1,750
2017 Agent Warrants [Member]
Number	1
Warrants exercise price	$ 2,030